Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and Allowances for Loan Losses
Impaired loans individually evaluated for impairment	$ 37,335	$ 7,395
Impaired loans were evaluated based on the fair value of the loan's collateral	32,200	3,000
Individually evaluated for impairment	5,113	615
Impaired loans with no reserve allocation	$ 11,946	$ 2,576
Impaired loans required no reserve allocation, percentage	32.00%	35.00%